Significant Accounting Policies (Details) - Schedule of Potential Common Stock Outstanding - shares	3 Months Ended				12 Months Ended
	Sep. 30, 2023		Jun. 30, 2023		Jun. 30, 2023	Jun. 30, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,215,000		29,114,368		120,937,500	124,825,000
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		[1]	1,203,695	[1]	5,000,000	5,000,000
Series AA Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		[1]	25,277,591	[1]	105,000,000	105,000,000
Unvested early-exercised stock option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		[1]	2,633,082	[1]	10,937,500	14,825,000

[1]	Giving retroactive effect to reverse recapitalization effected on September 29, 2023 to reflect exchange ratio of approximately 0.2407 as described in Note 3